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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/06
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2006 (UNAUDITED)

                                                         NUMBER OF
DESCRIPTION                                                SHARES         VALUE
-----------                                              ----------   --------------
COMMON AND PREFERRED STOCKS 92.4%
AEROSPACE & DEFENSE 2.0%
Northrop Grumman Corp.                                    1,396,500   $   89,515,650
Raytheon Co.                                              2,129,200       92,407,280
                                                                      --------------
                                                                         181,922,930
                                                                      --------------

ASSET MANAGEMENT & CUSTODY BANKS 1.1%
State Street Corp.                                        1,657,100      103,535,608
                                                                      --------------

AUTOMOBILE MANUFACTURERS 0.9%
Honda Motor Co., Ltd. - ADR (Japan)                       2,683,900       78,852,982
                                                                      --------------

BIOTECHNOLOGY 1.5%
Applera Corp. - Applied Biosystems Group                  1,347,600       38,096,652
Chiron Corp. (a)                                          2,140,300       97,747,501
                                                                      --------------
                                                                         135,844,153
                                                                      --------------

BROADCASTING & CABLE TV  2.2%
CBS Corp., Class B                                        1,541,900       37,714,874
Clear Channel Communications, Inc.                        5,804,300      164,261,690
                                                                      --------------
                                                                         201,976,564
                                                                      --------------

COMMUNICATIONS EQUIPMENT 0.6%
Motorola, Inc.                                            2,651,200       56,735,680
                                                                      --------------

COMPUTER HARDWARE 0.5%
Hewlett-Packard Co.                                       1,351,600       44,345,996
                                                                      --------------

DEPARTMENT STORES 0.8%
Kohl's Corp. (a)                                          1,538,800       74,031,668
                                                                      --------------

DISTILLERS & VINTNERS 0.8%
Diageo PLC - ADR (United Kingdom)                         1,133,700       69,949,290
                                                                      --------------

DIVERSIFIED BANKS 1.6%
Bank of America Corp.                                     3,274,303      150,126,793
                                                                      --------------

DIVERSIFIED CHEMICALS 3.5%
Bayer AG - ADR (Germany)                                  6,041,300      243,101,912
Dow Chemical Co.                                            735,750       31,659,323
Du Pont (E.I.) de Nemours & Co.                           1,128,500       45,410,840

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
                                                                      --------------
                                                                         320,172,075
                                                                      --------------
ELECTRIC UTILITIES 3.2%
American Electric Power Co., Inc.                         2,301,900       84,019,350
Entergy Corp.                                             1,663,900      120,649,389
FirstEnergy Corp.                                         1,800,900       91,989,972
                                                                      --------------
                                                                         296,658,711
                                                                      --------------

GOLD 1.6%
Newmont Mining Corp.                                      2,718,300      143,852,436
                                                                      --------------

HEALTH CARE EQUIPMENT 0.4%
Boston Scientific Corp. (a)                               1,361,800       33,255,156
                                                                      --------------

HEALTH CARE SUPPLIES 0.9%
Bausch & Lomb, Inc.                                       1,177,600       81,501,696
                                                                      --------------

HOUSEHOLD PRODUCTS 0.8%
Procter & Gamble Co.                                      1,182,500       70,867,225
                                                                      --------------

HYPERMARKETS & SUPER CENTERS 1.4%
Wal-Mart Stores, Inc.                                     2,818,500      127,847,160
                                                                      --------------

INDUSTRIAL CONGLOMERATES 3.9%
General Electric Co.                                      6,089,300      200,155,291
Siemens AG - ADR (Germany)                                1,664,400      153,091,512
                                                                      --------------
                                                                         353,246,803
                                                                      --------------

INDUSTRIAL MACHINERY 0.8%
Ingersoll-Rand Co. Ltd., Class A (Bermuda)                1,818,700       74,621,261
                                                                      --------------

INSURANCE BROKERS 1.6%
Marsh & McLennan Cos., Inc.                               4,670,000      144,349,700
                                                                      --------------

INTEGRATED OIL & GAS 5.0%
BP PLC - ADR (United Kingdom)                             1,960,140      130,192,499
ConocoPhillips                                            2,207,080      134,543,597
Exxon Mobil Corp.                                           932,200       55,344,714
Royal Dutch Shell PLC, Class A - ADR (Netherlands)        2,241,500      135,565,920
                                                                      --------------
                                                                         455,646,730
                                                                      --------------

INTEGRATED TELECOMMUNICATION SERVICES 5.3%
France Telecom - ADR (France)                             3,942,500       86,104,200
Sprint Nextel Corp.                                       8,921,266      214,378,022
Verizon Communications, Inc.                              5,430,214      182,998,212
                                                                      --------------
                                                                         483,480,434
                                                                      --------------

INVESTMENT BANKING & BROKERAGE 5.1%
Charles Schwab Corp.                                      8,510,900      137,961,689
Goldman Sachs Group, Inc.                                   449,900       63,566,371

Merrill Lynch & Co., Inc.                                 3,368,300      260,066,443
                                                                      --------------
                                                                         461,594,503
                                                                      --------------

LIFE & HEALTH INSURANCE 0.4%
Aegon N.V. (Netherlands)                                  2,259,300       37,278,450
                                                                      --------------

MANAGED HEALTH CARE 1.4%
Cigna Corp.                                               1,058,100      129,881,775
                                                                      --------------

MOVIES & ENTERTAINMENT 4.9%
Time Warner, Inc.                                        11,972,300      207,240,513
Viacom Inc., Class B (a)                                  2,300,300       91,919,988
Walt Disney Co.                                           5,383,200      150,675,768
                                                                      --------------
                                                                         449,836,269
                                                                      --------------

MULTI-LINE INSURANCE 0.9%
Hartford Financial Services Group, Inc.                     987,240       81,328,831
                                                                      --------------

OIL & GAS EQUIPMENT & SERVICES 2.0%
Schlumberger, Ltd.                                        1,601,320      184,151,800
                                                                      --------------

OIL & GAS REFINING & MARKETING 0.1%
Valero Energy Corp.                                         169,560        9,120,632
                                                                      --------------

OTHER DIVERSIFIED FINANCIAL SERVICES 5.5%
Citigroup, Inc.                                           4,872,000      225,914,640
J.P. Morgan Chase & Co.                                   6,817,682      280,479,437
                                                                      --------------
                                                                         506,394,077
                                                                      --------------

PACKAGED FOODS & MEATS 3.3%
Cadbury Schweppes PLC - ADR (United Kingdom)              2,221,800       90,916,056
Unilever N.V. (Netherlands)                               2,984,100      207,663,519
                                                                      --------------
                                                                         298,579,575
                                                                      --------------

PERSONAL PRODUCTS 0.2%
Avon Products, Inc.                                         705,500       20,353,675
                                                                      --------------

PHARMACEUTICALS 13.1%
Bristol-Myers Squibb Co.                                  8,964,900      207,089,190
Eli Lilly & Co.                                           2,519,900      140,156,838
GlaxoSmithKline PLC - ADR (United Kingdom)                1,580,700       80,331,174
Pfizer, Inc.                                              5,091,400      133,343,766
Roche Holdings, Inc. - ADR (Switzerland)                  2,805,900      207,396,696
Sanofi Aventis - ADR (France)                             2,340,600       99,623,660
Schering-Plough Corp.                                     9,983,600      184,696,600
Wyeth                                                     2,952,900      147,054,420
                                                                      --------------
                                                                       1,199,692,344
                                                                      --------------

PROPERTY & CASUALTY INSURANCE 4.1%
ACE, Ltd. (Bermuda)                                         232,300       12,946,079

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
Chubb Corp.                                               1,427,500      136,683,125
Saint Paul Travelers Cos., Inc.                           3,533,486      151,869,228
XL Capital, Ltd. (Bermuda)                                1,138,800       76,925,940
                                                                      --------------
                                                                         378,424,372
                                                                      --------------

REGIONAL BANKS 1.1%
PNC Financial Services Group, Inc.                        1,486,100      104,547,135
                                                                      --------------

RESTAURANTS 0.5%
McDonald's Corp.                                          1,279,800       44,677,818
                                                                      --------------

SEMICONDUCTORS 1.8%
Intel Corp.                                               3,997,900       82,356,740
Micron Technology, Inc. (a)                               5,208,600       80,785,386
                                                                      --------------
                                                                         163,142,126
                                                                      --------------

SOFT DRINKS 1.5%
Coca-Cola Co.                                             3,217,400      135,034,278
                                                                      --------------

SPECIALTY CHEMICALS 0.2%
Lanxess AG (Germany) (a)                                    597,230       20,678,504
                                                                      --------------

SPECIALTY STORES 0.4%
Office Depot, Inc. (a)                                      994,500       35,483,760
                                                                      --------------

SYSTEMS SOFTWARE 1.8%
Symantec Corp. (a)                                        9,633,300      162,706,437
                                                                      --------------

THRIFTS & MORTGAGE FINANCE 2.7%
Freddie Mac                                               2,505,600      168,852,384
MGIC Investment Corp.                                       826,700       52,702,125
PMI Group, Inc.                                             683,600       29,599,880
                                                                      --------------
                                                                         251,154,389
                                                                      --------------

TOBACCO 1.0%
Altria Group, Inc.                                        1,254,000       90,162,600
                                                                      --------------

TOTAL LONG-TERM INVESTMENTS 92.4%
   (Cost $7,159,467,256)                                               8,447,044,401
                                                                      --------------

SHORT-TERM INVESTMENTS 7.1%
REPURCHASE AGREEMENT 4.4%
State Street Bank & Trust Co. ($397,736,000 par
collateralized by U.S. Government obligations in a
pooled cash account, interest rate of 4.49%, dated
02/28/06, to be sold on 03/01/06 at $397,785,607)                        397,736,000
                                                                      --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.7%
Federal National Mortgage Association Discount Note
($250,000,000  par, yielding 4.35%, 03/01/06 maturity)                   250,000,000
                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $647,736,000)                                                   647,736,000
                                                                      --------------

TOTAL INVESTMENTS 99.5%
   (Cost $7,807,203,256)                                               9,094,780,401

OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%                                42,163,607
                                                                      --------------
NET ASSETS 100.0%                                                     $9,136,944,008
                                                                      --------------

     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

     Securities with total market value equal to $20,678,504 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Growth and Income Fund


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006


By: /s/ Phillip G. Goff
    ------------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: April 19, 2006